ADVANCE FROM PIPE INVESTOR	9 Months Ended
Jun. 30, 2026
Goodvision Inc [Member]
ADVANCE FROM PIPE INVESTOR

Note 15. Advance from PIPE Investor

On April 30, 2026, the Company entered into an amended and restated securities purchase agreement with Envision Advance LPF (the “Investor”), pursuant to which, upon consummation of the Business Combination, the surviving public company will issue 100,000 Class A ordinary shares to the Investor for an aggregate subscription amount of $1,000,000 ($10.00 per share). In connection with the financing, the Company and Calisa Acquisition Corp. entered into a registration rights agreement providing the Investor with registration rights covering the resale of the shares. The financing was conducted in reliance on Regulation S under the Securities Act of 1933, as amended.

The $1,000,000 subscription amount was received by the Company on May 4, 2026, in advance of the consummation of the Business Combination. Because the shares to be delivered are shares of the surviving public company issuable only upon the closing of the Business Combination, the advance is presented as a current liability (“Advance from PIPE investor”) on the condensed consolidated balance sheet as of June 30, 2026, and within financing activities in the condensed consolidated statement of cash flows. Upon consummation of the Business Combination, the advance will be settled through the issuance of the shares; the advance is non-interest-bearing.